UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2017

Item 1. Schedule of Investments.

	Master Income ETF
	Schedule of Investments
	August 31, 2017 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 90.0%
	Finance and Insurance -14.2%
1,089	AllianceBernstein Holding LP (a)	$25,537
4,950	Apollo Global Management LLC (a)	146,174
2,530	Ares Management LP (a)	45,920
858	Artisan Partners Asset Management, Inc.	26,341
15,251	Blackstone Group LP (a)	499,165
4,189	Carlyle Group LP (a)	86,922
242	Cohen & Steers, Inc.	9,157
363	Ellington Financial LLC (a)	5,754
1,122	Federated Investors, Inc.	30,642
4,246	Fortress Investment Group LLC (a)	33,798
4,891	Invesco, Ltd.	160,326
9,829	KKR & Company LP	186,849
1,089	Manning & Napier, Inc.	3,866
1,881	Oaktree Capital Group LLC (a)	85,962
1,001	Waddell & Reed Financial, Inc.	18,629
88	Westwood Holdings Group, Inc.	5,379
66	WhiteHorse Finance, Inc.	929
1,342	WisdomTree Investments, Inc.	12,306
		1,383,656
	Manufacturing - 1.7%
803	Andeavor Logistics LP (a)	39,949
176	CVR Energy, Inc.	3,770
3,333	MPLX LP (a)	114,389
759	Ship Finance International Limited	9,905
		168,013
	Mining, Quarrying, and Oil and Gas Extraction - 7.3%
275	Alliance Holdings GP LP (a)	7,576
853	Alliance Resource Partners LP (a)	16,122
1,771	Black Stone Minerals LP (a)	30,514
671	EnLink Midstream LLC	11,441
1,705	EnLink Midstream Partners LP (a)	27,672
17,144	Enterprise Products Partners LP (a)	446,943
1,298	Helmerich & Payne, Inc.	54,957
473	Viper Energy Partners LP (a)	7,994
2,890	Williams Partners LP (a)	113,866
		717,085

	Real Estate and Rental and Leasing 54.5%
1,012	Acadia Realty Trust #	29,034
330	AG Mortgage Investment Trust, Inc. #	6,359
4,245	AGNC Investment Corporation #	91,437
341	Agree Realty Corporation #	17,091
12,820	Annaly Capital Management, Inc. #	160,250
1,144	Anworth Mortgage Asset Corporation #	6,933
1,155	Apollo Commercial Real Estate Finance, Inc. #	20,894
1,914	Apple Hospitality REIT, Inc. #	34,797
781	Arbor Realty Trust, Inc. #	6,404
286	Arlington Asset Investment Corporation	3,695

561	Armada Hoffler Properties, Inc. #	7,501
440	ARMOUR Residential REIT, Inc. #	11,620
1,155	Blackstone Mortgage Trust, Inc. #	36,209
3,135	Brixmor Property Group, Inc. #	58,687
1,060	Camden Property Trust #	94,849
1,155	Capstead Mortgage Corporation #	11,169
462	CatchMark Timber Trust, Inc. #	5,327
2,035	CBL & Associates Properties, Inc. #	16,280
726	Chesapeake Lodging Trust #	18,578
2,112	Chimera Investment Corporation #	40,276
6,583	Colony NorthStar, Inc. #	86,304
1,485	Columbia Property Trust, Inc. #	31,185
154	Community Healthcare Trust, Inc. #	4,090
1,408	CoreCivic, Inc. #	37,734
132	CorEnergy Infrastructure Trust, Inc. #	4,307
2,178	CubeSmart #	53,688
1,826	CYS Investments, Inc. #	16,051
3,630	DDR Corporation #	35,138
2,442	DiamondRock Hospitality Company #	26,838
781	EPR Properties #	54,404
1,509	Extra Space Storage, Inc. #	117,144
352	Farmland Partners, Inc. #	3,119
1,287	Franklin Street Properties Corporation #	12,831
2,310	Gaming & Leisure Properties, Inc. #	90,529
1,485	GEO Group, Inc. #	41,045
297	Gladstone Commercial Corporation #	6,356
693	Global Net Lease, Inc. #	15,010
1,177	Government Properties Income Trust #	21,833
1,815	Gramercy Property Trust #	55,285
572	Hannon Armstrong Sustainable Infrastructure Capital, Inc. #	13,270
5,603	HCP, Inc. #	167,025
1,233	Highwoods Properties, Inc. #	64,400
2,002	Hospitality Properties Trust #	54,775
8,880	Host Hotels & Resorts, Inc. #	160,906
429	InfraREIT, Inc. #	9,648
1,386	Invesco Mortgage Capital, Inc. #	23,534
1,463	Investors Real Estate Trust #	9,188
2,927	Iron Mountain, Inc. #	115,382
110	Jernigan Capital, Inc. #	2,138
5,008	Kimco Realty Corporation #	98,258
979	Kite Realty Group Trust #	19,697
1,478	Ladder Capital Corporation #	20,278
1,177	Lamar Advertising Company #	78,341
1,375	LaSalle Hotel Properties #	39,023
2,596	Lexington Realty Trust #	25,597
1,776	Liberty Property Trust #	75,658
550	Life Storage, Inc. #	40,475
473	LTC Properties, Inc. #	23,002
1,430	Macerich Company #	75,461
242	MedEquities Realty Trust, Inc. #	2,776
4,371	Medical Properties Trust, Inc. #	57,522
4,818	MFA Financial, Inc. #	42,302
550	MTGE Investment Corporation #	10,560
495	National Health Investors, Inc. #	39,689
1,815	National Retail Properties, Inc. #	75,921

528	National Storage Affiliates Trust #	11,785
3,587	New Residential Investment Corporation #	59,114
979	New Senior Investment Group, Inc. #	9,036
1,375	New York Mortgage Trust, Inc. #	8,608
2,334	Omega Healthcare Investors, Inc. #	74,385
187	One Liberty Properties, Inc. #	4,490
1,683	Outfront Media, Inc. #	37,026
858	Pebblebrook Hotel Trust #	28,820
792	PennyMac Mortgage Investment Trust #	13,694
2,145	Physicians Realty Trust #	40,176
1,760	Piedmont Office Realty Trust, Inc. #	35,640
3,307	Realty Income Corporation #	190,351
913	Redwood Trust, Inc. #	15,229
2,816	Retail Properties of America, Inc. #	37,537
2,132	RLJ Lodging Trust #	43,024
627	Ryman Hospitality Properties, Inc. #	37,256
1,905	Sabra Health Care REIT, Inc. #	41,627
770	Select Income REIT #	17,872
2,904	Senior Housing Properties Trust #	57,267
3,769	Simon Property Group, Inc. #	591,167
5,764	Spirit Realty Capital, Inc. #	50,147
1,133	STAG Industrial, Inc. #	31,712
3,128	Starwood Property Trust, Inc. #	69,472
1,958	STORE Capital Corporation #	49,694
1,166	Tanger Factory Outlet Centers, Inc. #	27,284
726	Taubman Centers, Inc. #	37,926
4,268	Two Harbors Investment Corporation #	43,662
1,925	Uniti Group, Inc. #	37,076
4,228	Ventas, Inc. #	289,364
11,742	VEREIT, Inc. #	99,102
2,145	Washington Prime Group, Inc. #	17,911
1,419	Weingarten Realty Investors #	45,465
4,407	Welltower, Inc. #	322,680
1,287	WP Carey, Inc. #	88,610
1,287	Xenia Hotels & Resorts, Inc. #	25,689
		5,325,005
	Retail Trade - 0.3%
550	Crestwood Equity Partners LP (a)	13,723
605	Sunoco LP (a)	18,942
		32,665
	Transportation and Warehousing - 10.1%
1,647	Buckeye Partners LP (a)	94,192
440	Cone Midstream Partners LP (a)	7,669
1,034	DCP Midstream Partners LP (a)	33,202
693	Enable Midstream Partners LP (a)	10,319
4,181	Enbridge Energy Partners LP (a)	63,677
11,750	Energy Transfer Partners LP (a)	223,368
1,177	Genesis Energy LP (a)	31,426
594	Golar LNG Partners LP (a)	13,056
451	Holly Energy Partners LP (a)	14,721
902	NuStar Energy LP (a)	36,522
5,197	Plains All American Pipeline LP (a)	112,566
3,105	Plains GP Holdings LP	69,800
594	SemGroup Corporation	15,266
737	Spectra Energy Partners LP (a)	32,671

561	Summit Midstream Partners LP (a)	11,809
462	Tallgrass Energy Partners LP (a)	21,839
2,486	Targa Resources Corporation	110,801
583	TC PipeLines LP (a)	30,677
982	Western Gas Partners LP (a)	50,161
		983,742
	Utilities - 1.8%
9,656	Energy Transfer Equity LP	167,725
451	Western Refining Logistics LP (a)	11,726
		179,451
	Wholesale Trade - 0.1%
1,364	NGL Energy Partners LP (a)	12,208
	TOTAL COMMON STOCKS (Cost $8,685,617)	8,801,825

	CLOSED-END FUNDS - 9.7%
3,102	Aberdeen Asia-Pacific Income Fund, Inc.	15,913
165	Alcentra Capital Corporation	1,726
1,045	AllianceBernstein Global High Income Fund, Inc.	13,512
2,684	Apollo Investment Corporation	15,836
187	Apollo Senior Floating Rate Fund, Inc.	3,140
176	Apollo Tactical Income Fund, Inc.	2,846
5,115	Ares Capital Corporation	82,146
286	Ares Dynamic Credit Allocation Fund, Inc.	4,676
154	Avenue Income Credit Strategies Fund	2,225
242	Barings Global Short Duration High Yield Fund	4,901
253	BlackRock 2022 Global Income Opportunity Trust	2,525
880	BlackRock Capital Investment Corporation	6,266
1,540	BlackRock Corporate High Yield Fund, Inc.	17,140
737	BlackRock Debt Strategies Fund, Inc.	8,548
451	BlackRock Floating Rate Income Strategies Fund, Inc.	6,359
286	BlackRock Floating Rate Income Trust	3,941
451	BlackRock Limited Duration Income Trust	7,211
462	BlackRock Multi-Sector Income Trust	8,496
693	BlackRock Taxable Municipal Bond Trust	16,577
154	Blackstone/GSO Long-Short Credit Income Fund	2,446
176	Blackstone/GSO Senior Floating Rate Term Fund	3,085
539	Blackstone/GSO Strategic Credit Fund	8,543
440	Brookfield Real Assets Income Fund, Inc.	10,519
187	Capitala Finance Corporation	1,633
1,210	Credit Suisse High Yield Bond Fund	3,412
1,232	DoubleLine Income Solutions Fund	25,712
176	DoubleLine Opportunistic Credit Fund	4,352
880	Dreyfus High Yield Strategies Fund	3,098
209	Eagle Point Credit Company, Inc.	4,262
484	Eaton Vance Floating-Rate Income Trust	7,105
253	Eaton Vance High Income 2021 Target Term Trust	2,570
1,408	Eaton Vance Limited Duration Income Fund	19,628
451	Eaton Vance Senior Floating-Rate Trust	6,679
462	Eaton Vance Senior Income Trust	3,058
286	Fidus Investment Corporation	4,607
1,463	Fifth Street Finance Corporation	7,900
330	Fifth Street Senior Floating Rate Corporation	2,914
209	First Trust Aberdeen Global Opportunity Income Fund	2,470
429	First Trust High Income Long/Short Fund	7,263
429	First Trust Senior Floating Rate 2022 Target Term Fund	4,170

319	First Trust Senior Floating Rate Income Fund II	4,262
264	Franklin Limited Duration Income Trust	3,136
2,915	FS Investment Corporation	23,466
286	Gladstone Capital Corporation	2,603
385	Gladstone Investment Corporation	3,546
473	Goldman Sachs BDC, Inc.	10,358
715	Golub Capital BDC, Inc.	13,292
209	Guggenheim Build America Bonds Managed Duration Trust	4,849
253	Guggenheim Strategic Opportunities Fund	5,366
1,001	Hercules Capital, Inc.	12,212
902	Invesco Dynamic Credit Opportunities Fund	10,617
286	Invesco High Income 2023 Target Term Fund	2,871
2,178	Invesco Senior Income Trust	9,670
198	Ivy High Income Opportunities Fund	3,083
176	KKR Income Opportunities Fund	3,059
253	Legg Mason BW Global Income Opportunities Fund, Inc.	3,433
627	Main Street Capital Corporation	24,572
649	Medley Capital Corporation	3,900
649	MFS Charter Income Trust	5,614
1,430	MFS Intermediate Income Trust	6,135
935	MFS Multimarket Income Trust	5,806
242	Monroe Capital Corporation	3,337
242	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,451
814	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	6,626
231	Neuberger Berman High Yield Strategies Fund, Inc.	2,764
825	New Mountain Finance Corporation	11,633
176	Newtek Business Services Corporation	3,031
319	Nuveen Build America Bond Fund	6,970
1,639	Nuveen Credit Strategies Income Fund	13,866
682	Nuveen Floating Rate Income Fund	8,048
484	Nuveen Floating Rate Income Opportunity Fund	5,663
275	Nuveen Global High Income Fund	4,747
352	Nuveen High Income December 2018 Target Term Fund	3,538
671	Nuveen High Income November 2021 Target Term Fund	6,744
187	Nuveen Mortgage Opportunity Term Fund	4,802
77	Nuveen Preferred and Income 2022 Term Fund	1,943
462	Nuveen Senior Income Fund	3,068
121	Nuveen Short Duration Credit Opportunities Fund	2,101
110	OFS Capital Corporation	1,429
220	Oxford Lane Capital Corporation	2,389
385	PennantPark Floating Rate Capital, Ltd.	5,490
869	PennantPark Investment Corporation	6,526
902	PIMCO Corporate & Income Opportunity Fund	15,136
473	PIMCO Corporate & Income Strategy Fund	7,946
1,650	PIMCO Dynamic Credit Income Fund	37,339
583	PIMCO Dynamic Income Fund	17,723
1,540	PIMCO High Income Fund	13,059
176	PIMCO Income Opportunity Fund	4,590

297	PIMCO Income Strategy Fund	3,594
715	PIMCO Income Strategy Fund II	7,615
506	PIMCO Strategic Income Fund, Inc.	5,035
297	Pioneer Floating Rate Trust	3,537
352	Pioneer High Income Trust	3,485
4,323	Prospect Capital Corporation	28,316
495	Prudential Global Short Duration High Yield Fund, Inc.	7,346
396	Prudential Short Duration High Yield Fund, Inc.	6,007
693	Putnam Master Intermediate Income Trust	3,271
451	Solar Capital Limited	9,638
165	Solar Senior Capital, Ltd.	2,690
187	Stellus Capital Investment Corporation	2,510
198	Stone Harbor Emerging Markets Income Fund	3,320
121	Stone Harbor Emerging Markets Total Income Fund	1,889
704	TCP Capital Corporation	11,644
583	Templeton Emerging Markets Income Fund	6,635
1,617	Templeton Global Income Fund	10,818
396	THL Credit, Inc.	3,643
616	TICC Capital Corporation	4,096
506	TPG Specialty Lending, Inc.	10,500
572	Triangle Capital Corporation	7,894
187	TriplePoint Venture Growth BDC Corporation	2,491
132	Virtus Global Multi-Sector Income Fund	2,315
1,804	Voya Prime Rate Trust	9,363
858	Wells Fargo Income Opportunities Fund	7,293
418	Wells Fargo Multi-Sector Income Fund	5,580
374	Western Asset Emerging Markets Debt Fund, Inc.	5,846
176	Western Asset Global Corporate Defined Opportunity Fund, Inc.	3,196
550	Western Asset Global High Income Fund, Inc.	5,577
1,573	Western Asset High Income Opportunity Fund, Inc.	8,007
1,056	Western Asset High Income Opportunity Fund II, Inc.	7,529
275	Western Asset High Yield Defined Opportunity Fund, Inc.	4,221
121	Western Asset Mortgage Defined Opportunity Fund, Inc.	3,177
737	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	8,262
352	Western Asset/Claymore Inflation-Linked Securities & Income Fund	4,055
	TOTAL CLOSED-END FUNDS (Cost $938,996)	944,614

	SHORT-TERM INVESTMENTS - 0.4%
40,628	Government & Agency Portfolio Short-Term Investments Trust - Institutional class - 0.93%*	40,628
	TOTAL SHORT-TERM INVESTMENTS (Cost $40,628)	40,628
	TOTAL INVESTMENTS - 100.1% (Cost $9,665,241)	9,787,067
	Liabilities in Excess of Other Assets - (0.1)%	(7,134)
	NET ASSETS - 100.0%	$9,779,933

	Percentages are stated as a percentage of net assets.

(a)	Master Limited Partnership (“MLP”)
#	Real Estate Investment Trust (“REIT”)
*	Rate shown is the seven-day annualized yield as of August 31, 2017
	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows^:

Tax cost of investments	$9,665,241
Gross tax unrealized appreciation	525,353
Gross tax unrealized depreciation	(403,527)
Net tax unrealized appreciation	$121,826

^Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at August 31, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more  judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,801,825	$-	$-	$8,801,825
Closed-End Funds	944,614	-	-	944,614
Short-Term Investments	40,628	-	-	40,628
Total Investments in Securities	$9,787,067	$-	$-	$9,787,067
^ See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2017, the Fund did not recognize any transfers to or from levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        10/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        10/27/2017

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        10/27/2017

* Print the name and title of each signing officer under his or her signature.